Equity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding | shares	220,767
Number of options, Exercisable | shares	190,767
Weighted average exercise price, Outstanding | $ / shares	$ 3.83
Weighted average exercise price, Exercisable | $ / shares	$ 4.43
Weighted average remaining contractual term (in years), Outstanding	3 years 9 months 22 days
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding | shares	309,309
Number of options, Granted | shares	37,500
Number of options, Exercised | shares	(104,167)
Number of options, Forfeited | shares	(21,875)
Number of options, Outstanding | shares	220,767
Number of options, Exercisable | shares	190,767
Weighted average exercise price, Outstanding | $ / shares	$ 4.38
Weighted average exercise price, Granted | $ / shares
Weighted average exercise price, Exercised | $ / shares	2.99
Weighted average exercise price, Forfeited | $ / shares	6.89
Weighted average exercise price, Outstanding | $ / shares	3.83
Weighted average exercise price, Exercisable | $ / shares	$ 4.43
Weighted average remaining contractual term (in years), Outstanding	3 years 11 months 19 days
Weighted average remaining contractual term (in years), Outstanding	3 years 9 months 22 days
Weighted average remaining contractual term (in years), Exercisable	2 years 11 months 1 day
Aggregate intrinsic value, Outstanding | $	$ 1,237
Aggregate intrinsic value, Outstanding | $	1,684
Aggregate intrinsic value, Exercisable | $	$ 1,456